Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
January 31, 2021
(Unaudited)
Shares Value
COMMON STOCKS — 91.5%
ARGENTINA — 1 .2%
104,705 Globant SA (a) ................. $ 20,103,360
118,398 MercadoLibre, Inc. (a) ........... 210,690,425
230,793,785
AUSTRALIA — 0 .5%
370,953 Atlassian Corp. Plc - Class A (a) .... 85,738,367
18,681 Australia & New Zealand Banking
Group Ltd. ............... 336,332
21,623 BHP Group Ltd. ............... 721,105
29,775 BlueScope Steel Ltd. ............ 373,824
1,594 Cochlear Ltd. ................. 239,673
10,205 Commonwealth Bank of Australia .. 647,934
26,739 Computershare Ltd. ............ 291,849
3,024 CSL Ltd. ..................... 626,941
3,081 Macquarie Group Ltd. ........... 307,263
112,907 Oil Search Ltd. ................ 331,940
72,114 Santos Ltd. ................... 355,437
14,676 Woodside Petroleum Ltd. ......... 272,409
8,272 Woolworths Group Ltd. .......... 257,290
90,500,364
BELGIUM — 0 .0%
3,319 Etablissements Franz Colruyt NV ... 204,738
8,528 Proximus SADP ............... 179,712
2,123 UCB S.A. .................... 219,841
604,291
BRAZIL — 0 .8%
88,713 Ambev S.A. ................... 245,479
3,539,859 Ambev SA - ADR .............. 9,876,207
863,804 B3 SA - Brasil Bolsa Balcao ....... 9,453,628
2,614,467 Banco Bradesco SA - ADR ........ 11,869,680
211,251 Cia Brasileira de Distribuicao - ADR 2,892,026
2,120,854 Itau Unibanco Holding SA - ADR .. 11,070,858
2,257,435 Localiza Rent a Car SA .......... 26,323,126
614,800 Lojas Renner SA ............... 4,687,915
537,647 Pagseguro Digital Ltd. - Class A (a) .. 26,317,821
62,266 Petroleo Brasileiro S.A. ........... 312,616
2,488,285 Raia Drogasil S.A. .............. 11,324,030
1,076,507 Ultrapar Participacoes SA ......... 4,269,511
551,071 WEG S.A. .................... 8,440,207
689,491 XP, Inc. - Class A (a) ............. 30,089,387
157,172,491
CANADA — 0 .6%
9,017 Alimentation Couche-Tard, Inc. -
Class B .................. 275,005
5,119 Bank of Nova Scotia (The) ........ 273,013
9,386 Barrick Gold Corp. ............. 209,630
2,498 Canadian National Railway Co. .... 253,014
15,195 Canadian Natural Resources Ltd. ... 343,291
1,651 Canadian Pacific Railway Ltd. ..... 554,710
204 Constellation Software, Inc. ....... 248,514
Shares Value
CANADA (continued)
6,378 Dollarama, Inc. ................ $ 249,334
8,180 Enbridge, Inc. ................. 274,810
6,821 Metro, Inc. ................... 294,870
4,648 Rogers Communications, Inc. - Class
B ....................... 209,764
5,472 Royal Bank of Canada ........... 442,895
102,680 Shopify, Inc. - Class A (a) ......... 112,803,221
4,392 TC Energy Corp. .............. 188,251
379 Topicus.com, Inc. (a) ............ 1,428
4,920 Toronto-Dominion Bank (The) .... 278,790
5,724 Wheaton Precious Metals Corp. .... 235,093
117,135,633
CHILE — 0 .0%
20,132 Antofagasta Plc ................ 392,622
133,555 Banco Santander Chile - ADR ..... 2,696,475
3,089,097
CHINA — 7 .4%
97,384 51job, Inc. - ADR (a) ............ 6,413,710
569,664 Agricultural Bank of China Ltd. - H
Shares ................... 205,410
410,000 Airtac International Group ........ 14,587,463
1,143,616 Alibaba Group Holding Ltd. (a) .... 36,292,114
1,317,333 Alibaba Group Holding Ltd. - ADR (a) 334,378,635
8,179,695 ANTA Sports Products Ltd. ....... 134,707,598
41,100 Autohome, Inc. - ADR .......... 4,530,453
54,815 Baidu, Inc. - ADR (a) ............ 12,882,621
509,380 Bank of China Ltd. - H Shares ..... 172,417
33,247 BeiGene Ltd. - ADR (a) .......... 10,639,040
444,858 China Construction Bank Corp. - H
Shares ................... 336,944
128,202 China International Capital Corp. Ltd.
- H Shares (a) (b) ............ 334,248
96,910 China Life Insurance Co. Ltd. - H
Shares ................... 205,814
55,693 China Merchants Bank Co. Ltd. - H
Shares ................... 426,490
391,636 China Petroleum & Chemical Corp. -
H Shares ................. 185,472
106,258 China Shenhua Energy Co Ltd. - H
Shares ................... 196,278
241,900 China Tourism Group Duty Free
Corp. Ltd. - Class A ......... 10,982,439
101,676 CITIC Securities Co. Ltd. - H Shares 222,604
11,310,697 CSPC Pharmaceutical Group Ltd. .. 11,498,437
985,058 ENN Energy Holdings Ltd. ....... 15,191,986
815,645 Foshan Haitian Flavouring & Food
Co. Ltd. - Class A .......... 24,864,886
158,013 Fosun International Ltd. ......... 239,856
1,886,000 Fuyao Glass Industry Group Co. Ltd. -
H Shares (b) ............... 13,094,593
103,763 Guangdong Investment Ltd. ...... 181,737

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
CHINA (continued)
211,357 Haitong Securities Co. Ltd. - H Shares $ 187,653
981,786 Hangzhou Tigermed Consulting Co.
Ltd. - H Shares (a) (b) ........ 21,588,349
370,245 Industrial & Commercial Bank of
China Ltd. - H Shares ....... 236,168
605,858 JD Health International, Inc. (a) (b) .. 11,924,539
337,378 Jiangsu Hengrui Medicine Co. Ltd. -
Class A .................. 5,410,716
1,537,329 Midea Group Co., Ltd. - Class A ... 22,896,977
59,716 New China Life Insurance Co. Ltd. -
H Shares ................. 221,993
983,419 New Oriental Education &
Technology Group, Inc. - ADR (a) 164,722,683
204,755 PICC Property & Casualty Co Ltd. -
H Shares ................. 148,736
1,407,500 Ping An Insurance Group Co. of
China Ltd. - H Shares ....... 16,577,235
20,119 Poly Property Services Co. Ltd. .... 150,933
504,289 S.f. Holding Co., Ltd. - Class A .... 7,717,186
629,458 Shenzhou International Group
Holdings Ltd. ............. 12,275,380
72,000 Silergy Corp. .................. 6,713,835
546,043 Sunny Optical Technology Group Co.
Ltd. ..................... 14,264,803
5,439,044 Tencent Holdings Ltd.   - Class H ... 484,636,818
493,491 Tencent Music Entertainment Group -
ADR (a) .................. 13,126,861
680,684 Trip.com Group Ltd. - ADR (a) .... 21,666,172
2,855,000 Wuxi Biologics Cayman, Inc. (a) (b) .. 39,975,496
4,376 Yum China Holdings, Inc. ........ 248,163
68,802 ZTO Express Cayman, Inc. - ADR .. 2,275,970
1,479,737,911
COLOMBIA — 0 .0%
208,043 Bancolombia SA - ADR .......... 7,321,033
CZECH REPUBLIC — 0 .0%
209,673 Komercni Banka AS (a) .......... 6,364,001
DENMARK — 0 .0%
1,614 Carlsberg A/S - Class B .......... 235,793
2,280 Chr Hansen Holding A/S (a) ...... 206,269
1,477 Coloplast A/S - Class B .......... 220,469
2,740 DSV PANALPINA A/S .......... 427,509
4,463 GN Store Nord A/S ............. 340,005
9,396 Novo Nordisk A/S - B Shares ...... 654,603
4,131 Novozymes A/S - B Shares ........ 247,936
2,332,584
EGYPT — 0 .0%
1,494,527 Commercial International Bank Egypt
SAE - GDR ............... 5,894,736
FINLAND — 0 .0%
3,334 Elisa Oyj ..................... 198,496
Shares Value
FINLAND (continued)
12,920 Kesko Oyj - B Shares ............ $ 335,489
3,427 Kone Oyj - Class B ............. 269,517
7,350 UPM-Kymmene Oyj ............ 262,630
1,066,132
FRANCE — 1 .3%
2,343 Air Liquide S.A. ............... 383,191
1,200,825 Airbus SE (a) .................. 120,752,218
2,873 Atos SE (a) .................... 220,473
8,552 BNP Paribas S.A. (a) ............. 410,117
2,625 Capgemini SE ................. 379,341
4,916 Edenred ..................... 266,270
312 Hermes International ............ 318,345
1,323 L'Oreal S.A. .................. 465,432
1,702 LVMH Moet Hennessy Louis Vuitton
SE ...................... 1,029,022
4,226 Sanofi ....................... 397,448
945 Sartorius Stedim Biotech ......... 395,373
848,037 Schneider Electric SE ............ 124,119,375
916 Teleperformance ............... 299,607
11,914 TOTAL SE ................... 502,156
249,938,368
GEORGIA — 0 .0%
115,923 Bank of Georgia Group Plc (a) ..... 1,818,360
GERMANY — 1 .3%
5,078 BASF SE ..................... 392,460
1,360 Bechtle AG ................... 288,188
1,295 Deutsche Boerse AG ............ 207,916
6,906 Deutsche Post AG .............. 341,123
14,459 Deutsche Telekom AG ........... 257,118
8,271 Evonik Industries AG ........... 271,984
2,789 Fresenius Medical Care AG & Co
KGaA ................... 225,627
6,593 Fresenius SE & Co KGaA ........ 293,604
7,175 RWE AG .................... 308,226
721,628 Siemens AG .................. 111,809,195
4,982 Vonovia SE ................... 332,648
1,277,494 Zalando SE (a) (b) ............... 146,478,778
261,206,867
HONG KONG — 1 .1%
14,564,143 AIA Group Ltd. ................ 175,596,301
528,209 ASM Pacific Technology Ltd. ...... 7,670,325
62,999 BOC Hong Kong Holdings Ltd. ... 187,863
52,978 China Mengniu Dairy Co. Ltd. .... 315,058
58,030 China Overseas Land & Investment
Ltd. ..................... 131,819
41,259 China Resources Beer Holdings Co.
Ltd. ..................... 363,773
46,999 China Resources Land Ltd. ....... 185,982
90,353 CLP Holdings Ltd. ............. 847,924
30,759 Galaxy Entertainment Group Ltd. .. 232,069

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
HONG KONG (continued)
91,684 Hang Lung Properties Ltd. ........ $ 243,642
11,051 Hang Seng Bank Ltd. ........... 199,298
14,887 Hong Kong Exchanges & Clearing
Ltd. ..................... 951,759
357,577 Hutchison China MediTech Ltd. -
ADR (a) .................. 11,410,282
3,924,924 Sino Biopharmaceutical Ltd. ...... 3,643,744
32,706 Sun Hung Kai Properties Ltd. ..... 446,771
1,341,257 Techtronic Industries Co. Ltd. ..... 20,036,207
222,462,817
INDIA — 3 .5%
1,128,399 Apollo Hospitals Enterprise Ltd. ... 39,533,016
1,794,607 Asian Paints Ltd. ............... 59,129,540
590,712 Bajaj Finance Ltd. .............. 38,179,534
3,084,267 Bandhan Bank Ltd. (a) (b) ......... 13,044,792
465,842 Britannia Industries Ltd. ......... 22,304,850
8,330,106 HDFC Bank Ltd. (a) ............ 158,968,272
169,723 HDFC Bank Ltd. - ADR (a) ....... 12,237,028
2,729,598 Housing Development Finance Corp.
Ltd. ..................... 88,758,076
3,545,871 ICICI Prudential Life Insurance Co. Lt
d. (a) (b) .................. 23,329,387
831,171 Jubilant Foodworks Ltd. ......... 29,449,047
591,309 Kotak Mahindra Bank Ltd. (a) ..... 13,851,574
106,121 Maruti Suzuki India Ltd. ......... 10,460,044
3,469,750 Reliance Industries Ltd. .......... 87,319,388
580,875 Tata Consultancy Services Ltd. ..... 24,714,315
3,771,160 Titan Co. Ltd. ................. 73,261,092
694,539,955
INDONESIA — 0 .3%
13,231,049 Astra International Tbk PT ....... 5,733,403
13,297,684 Bank Central Asia Tbk PT ........ 31,982,668
43,600,930 Bank Rakyat Indonesia Persero Tbk
PT ..................... 12,926,234
50,642,305
IRELAND — 1 .3%
2,667 Accenture Plc - Class A .......... 645,201
1,348,634 Aptiv Plc ..................... 180,177,502
6,625 Experian Plc .................. 231,561
1,753 Jazz Pharmaceuticals Plc (a) ........ 272,591
713,884 Medtronic Plc ................. 79,476,706
260,803,561
ISLE OF MAN — 0 .5%
5,340,902 Entain Plc (a) .................. 90,387,038
ISRAEL — 0 .0%
1,842 Check Point Software Technologies
Ltd. (a) ................... 235,297
1,395 Nice Ltd. (a) .................. 363,721
599,018
Shares Value
ITALY — 0 .0%
1,251 DiaSorin SpA ................. $ 273,574
20,791 FinecoBank Banca Fineco SpA (a) ... 323,296
11,746 Prysmian SpA ................. 378,386
975,256
JAPAN — 1 .9%
9,594 Aeon Co. Ltd. ................. 300,568
5,876 Asahi Group Holdings Ltd. ....... 237,228
11,847 Astellas Pharma, Inc. ............ 192,301
3,761 Bandai Namco Holdings, Inc. ..... 320,705
7,180 Chugai Pharmaceutical Co Ltd. .... 375,723
14,094 Chugoku Electric Power Co. Inc. (The) 173,791
1,559 Daikin Industries Ltd. ........... 329,156
7,875 Daiwa House Industry Co. Ltd. .... 223,263
120 Daiwa House REIT Investment Corp.
REIT ................... 323,258
800 Disco Corp. .................. 260,255
2,628 East Japan Railway Co. .......... 173,349
8,449 Fuji Electric Co. Ltd. ............ 336,658
1,940 Fujitsu Ltd. ................... 296,044
4,576 Hamamatsu Photonics KK ........ 265,418
6,693 Hitachi Ltd. .................. 275,720
2,714 Hoya Corp. ................... 347,267
9,886 ITOCHU Corp. ............... 283,125
70 Japan Real Estate Investment Corp.
REIT ................... 426,569
10,695 Japan Tobacco, Inc. ............. 212,449
3,698 Kao Corp. .................... 268,315
8,141 KDDI Corp. .................. 239,286
489,913 Keyence Corp. ................. 263,025,062
8,646 Kyowa Kirin Co. Ltd. ........... 256,277
3,562 Lawson, Inc. .................. 172,998
5,248 M3, Inc. ..................... 441,749
9,769 Mitsubishi Corp. ............... 247,469
16,140 Mitsubishi Electric Corp. ......... 246,213
12,213 Mitsubishi Estate Co. Ltd. ........ 193,210
14,123 Mitsui & Co. Ltd. .............. 262,046
11,528 Mitsui Fudosan Co. Ltd. ......... 233,991
4,303 Murata Manufacturing Co Ltd. .... 413,295
7,341 Nabtesco Corp. ................ 329,303
7,527 Nichirei Corp. ................. 218,095
5,487 Nihon Kohden Corp. ........... 163,502
1,198,400 Nihon M&A Center, Inc. ........ 69,397,990
57 Nippon Building Fund, Inc. REIT .. 344,283
144 Nippon Prologis REIT, Inc. REIT .. 469,424
9,341 Nippon Telegraph & Telephone Corp. 233,467
50,717 Nomura Holdings, Inc. .......... 268,346
8,212 Nomura Research Institute Ltd. .... 276,616
1,250 Obic Co Ltd. ................. 233,880
12,097 Olympus Corp. ................ 218,723
3,562 Omron Corp. ................. 315,581
11,664 Osaka Gas Co. Ltd. ............. 215,699
4,966 Otsuka Holdings Co. Ltd. ........ 212,055

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
JAPAN (continued)
26,607 Panasonic Corp. ............... $ 345,419
590,400 PeptiDream, Inc. (a) ............. 34,467,484
13,090 Recruit Holdings Co. Ltd. ........ 569,381
5,679 Seven & i Holdings Co. Ltd. ...... 216,870
7,402 Shimadzu Corp. ............... 282,987
1,743 Shin-Etsu Chemical Co Ltd. ...... 303,419
543 SMC Corp. ................... 328,604
14,944 SoftBank Corp. ................ 196,311
6,898 Sony Corp. ................... 660,226
7,785 Sumitomo Mitsui Financial Group,
Inc. ..................... 241,867
7,675 Sumitomo Realty & Development Co.
Ltd. ..................... 231,676
5,361 Suntory Beverage & Food Ltd. ..... 187,272
6,620 Terumo Corp. ................. 257,291
5,858 Tobu Railway Co. Ltd. ........... 165,303
3,775 Toho Gas Co. Ltd. .............. 221,917
4,237 Tokio Marine Holdings, Inc. ...... 208,125
1,249 Tokyo Electron Ltd. ............. 474,936
10,446 Tokyo Gas Co. Ltd. ............. 228,900
4,747 Toyo Suisan Kaisha Ltd. .......... 233,620
8,505 Toyota Motor Corp. ............ 596,505
5,136 Unicharm Corp. ............... 230,347
4,756 Yamaha Corp. ................. 268,031
385,166,213
KAZAKHSTAN — 0 .1%
111,768 Kaspi.KZ JSC (a) (b) ............. 7,041,384
146,125 Kaspi.KZ JSC - GDR (a) ......... 9,115,158
16,156,542
KENYA — 0 .1%
1,013,379 East African Breweries Ltd. ....... 1,376,405
32,047,920 Safaricom Plc ................. 10,410,655
11,787,060
LUXEMBOURG — 0 .0%
388,541 Tenaris SA - ADR .............. 6,006,844
MACAU — 0 .1%
3,448,200 Sands China Ltd. ............... 13,693,992
MALAYSIA — 0 .0%
339,535 Public Bank Berhad ............. 351,246
67,333 Tenaga Nasional Bhd ............ 160,430
511,676
MEXICO — 0 .2%
350,579 America Movil SAB de CV - Series L . 233,446
167,344 Fomento Economico Mexicano SAB
de CV - ADR ............. 11,387,759
56,040 Grupo Aeroportuario del Sureste SAB
de CV - ADR (a) ........... 8,782,028
2,839,193 Grupo Financiero Banorte SAB de CV -
Series O (a) ................ 14,141,256
Shares Value
MEXICO (continued)
105,603 Grupo Mexico SAB de CV - Series B . $ 455,764
5,021,023 Wal-Mart de Mexico SAB de CV ... 14,297,142
49,297,395
NETHERLANDS — 2 .3%
57,359 Adyen NV (a) (b) ............... 119,824,460
309,565 ASML Holding NV ............. 165,262,522
272,521 ASML Holding NV ............. 145,569,817
2,469 IMCD NV ................... 306,413
71,333 ING Groep NV (a) .............. 634,248
9,088 Koninklijke Ahold Delhaize NV .... 260,867
2,354 NXP Semiconductors NV ........ 377,746
249,779 Prosus NV ................... 29,181,903
16,984 Royal Dutch Shell Plc - A Shares ... 314,277
17,758 Royal Dutch Shell Plc - B Shares ... 309,495
2,704 Wolters Kluwer NV ............. 224,676
462,266,424
NORWAY — 0 .0%
14,286 Aker BP ASA .................. 354,822
12,713 Telenor ASA .................. 209,719
564,541
PANAMA — 0 .0%
60,550 Copa Holdings SA - Class A ....... 4,684,753
PERU — 0 .0%
56,862 Credicorp. Ltd. ................ 8,548,064
POLAND — 0 .1%
548,675 Allegro.eu SA (a) (b) ............. 10,744,393
205,939 CD Projekt SA (a) .............. 16,794,174
37,406 Powszechna Kasa Oszczednosci Bank
Polski S.A. (a) .............. 288,814
26,616 Powszechny Zaklad Ubezpieczen
S.A. (a) ................... 212,448
28,039,829
PORTUGAL — 0 .0%
11,394 Jeronimo Martins SGPS S.A. ...... 186,327
QATAR — 0 .0%
52,333 Qatar National Bank QPSC ....... 258,479
RUSSIA — 0 .6%
267,110 LUKOIL PJSC - ADR ........... 19,079,668
120,246 Novatek PJSC - GDR ........... 20,065,329
1,526,462 Sberbank of Russia PJSC - ADR ... 20,885,021
1,016,847 Yandex NV - Class A (a) .......... 63,695,296
123,725,314
SINGAPORE — 1 .5%
93,557 CapitaLand Ltd. ............... 224,879
1,361,778 Sea Ltd. - ADR (a) .............. 295,110,910
295,335,789

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
SOUTH AFRICA — 0 .1%
44,287 Absa Group Ltd. ............... $ 332,105
1,015,789 Discovery Ltd. ................. 8,610,469
915,206 Standard Bank Group Ltd. ........ 7,587,249
30,577 Vodacom Group Ltd. ............ 249,422
16,779,245
SOUTH KOREA — 1 .8%
45,231 Amorepacific Corp. ............. 9,015,522
111,135 Coway Co. Ltd. (a) .............. 6,901,987
1,594 Hyundai Mobis Co. Ltd. ......... 451,722
8,849 KB Financial Group, Inc. (a) ....... 319,495
9,574 Kia Motors Corp. .............. 701,661
708 Korea Zinc Co. Ltd. ............ 255,464
19,197 LG Household & Health Care Ltd. . 26,723,430
407,299 NAVER Corp. ................. 124,279,640
2,271 POSCO ..................... 498,498
1,854,645 Samsung Electronics Co Ltd. ...... 135,587,578
28,704 Samsung Electronics Co. Ltd. - GDR 52,604,328
357,339,325
SPAIN — 0 .0%
4,545 Amadeus IT Group S.A. ......... 290,168
588 Iberdrola S.A. ................. 7,986
41,183 Iberdrola S.A. ................. 557,584
7,079 Industria de Diseno Textil S.A. ..... 209,950
13,808 Red Electrica Corp. S.A. ......... 262,185
1,327,873
SWEDEN — 0 .1%
231,515 Atlas Copco AB - A Shares ........ 12,560,464
6,444 Essity AB - Class B ............. 205,827
8,303 Hexagon AB - B Shares .......... 723,575
16,148 Sandvik AB (a) ................. 402,168
3,262 Swedish Match AB ............. 251,542
14,554 Tele2 AB - B Shares ............. 200,857
14,344,433
SWITZERLAND — 0 .7%
627,621 Coca-Cola HBC AG - CDI ....... 18,529,030
23,999 Credit Suisse Group AG ......... 314,809
281 Georg Fischer AG .............. 351,006
59 Givaudan S.A. ................. 237,697
5,685 Logitech International S.A. ....... 590,436
719 Lonza Group AG ............... 459,225
12,001 Nestle S.A. ................... 1,345,271
8,854 Novartis AG .................. 801,687
2,588 Roche Holding AG ............. 893,150
1,442 Sika AG ..................... 392,385
1,092 Sonova Holding AG (a) .......... 263,433
8,464 STMicroelectronics NV .......... 339,158
2,408 Sunrise Communications Group
AG (b) ................... 297,263
629 Swisscom AG ................. 342,351
951,717 TE Connectivity Ltd. ........... 114,586,727
Shares Value
SWITZERLAND (continued)
20,519 UBS Group AG ................ $ 295,758
665 Zurich Insurance Group AG ...... 265,898
140,305,284
TAIWAN — 1 .7%
386,090 Chunghwa Telecom Co. Ltd. ...... 1,490,187
43,974 Delta Electronics, Inc. ........... 442,623
804,541 Eclat Textile Co. Ltd. ............ 11,625,225
81,821 Formosa Chemicals & Fibre Corp. .. 226,128
4,475,484 Hon Hai Precision Industry Co. Ltd. 17,799,485
90,000 Largan Precision Co. Ltd. ........ 9,420,352
15,925 MediaTek, Inc. ................ 497,396
202,432 Mega Financial Holding Co. Ltd. ... 203,314
90,343 Pegatron Corp. ................ 252,802
25,338 Realtek Semiconductor Corp. ...... 407,603
146,921 Taiwan Cement Corp. ........... 210,293
9,928,506 Taiwan Semiconductor Manufacturing
Co. Ltd. ................. 209,823,028
693,862 Taiwan Semiconductor Manufacturing
Co. Ltd. - ADR ............ 84,318,110
87,130 Uni-President Enterprises Corp. .... 211,503
336,928,049
THAILAND — 0 .5%
14,146,600 Airports of Thailand Public Co. Ltd. -
FOR .................... 28,005,020
28,689,500 CP ALL Public Co. Ltd. - FOR (a) .. 54,766,203
3,060,200 Siam Commercial Bank Public Co.
Ltd. (The) - FOR ........... 9,592,054
92,363,277
TURKEY — 0 .0%
13,489 BIM Birlesik Magazalar AS ....... 132,750
91,377 Eregli Demir ve Celik Fabrikalari TAS 178,554
311,304
UNITED ARAB EMIRATES — 0 .0%
1,097,449 Network International Holdings
Plc (a) (b) ................. 5,112,867
UNITED KINGDOM — 1 .3%
12,864 Anglo American Plc ............. 423,141
8,916 Ashtead Group Plc ............. 447,466
5,890 AstraZeneca Plc ................ 600,846
32,438 Barratt Developments Plc (a) ...... 282,500
104,826 BP Plc ....................... 389,529
10,897 British American Tobacco Plc ...... 395,974
4,689 Coca-Cola European Partners Plc ... 217,898
3,410 Croda International Plc .......... 292,983
9,830 Diageo Plc ................... 394,647
19,022 GlaxoSmithKline Plc ............ 353,263
10,281 Hargreaves Lansdown Plc ......... 239,530
221,217 ITV Plc (a) .................... 319,789
31,248 JD Sports Fashion Plc (a) ......... 318,089
76,705 Legal & General Group Plc ....... 255,110

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
483,100 Linde Plc .................... $ 118,552,740
1,134,375 London Stock Exchange Group Plc . 134,667,434
120,728 M&G Plc .................... 289,632
11,744 Mondi Plc .................... 276,570
3,553 Next Plc (a) ................... 375,104
14,782 RELX Plc .................... 365,980
8,050 Rio Tinto Plc .................. 610,730
2,201 Spirax-Sarco Engineering Plc ...... 332,770
115,549 Taylor Wimpey Plc (a) ........... 230,615
13,255 Unilever Plc .................. 770,501
261,402,841
UNITED STATES — 58 .6%
2,435 3M Co. ...................... 427,732
5,845 A.O. Smith Corp. .............. 317,384
395,000 Abbott Laboratories ............. 48,818,050
1,247,595 AbbVie, Inc. .................. 127,853,536
186,377 ABIOMED, Inc. (a) ............. 64,905,790
7,605 ACI Worldwide, Inc. (a) .......... 291,956
453,066 Activision Blizzard, Inc. .......... 41,229,006
2,476 Adobe, Inc. (a) ................. 1,135,915
724,869 Agilent Technologies, Inc. ........ 87,107,508
3,185 Agree Realty Corp. REIT ......... 201,292
428,576 Air Products & Chemicals, Inc. .... 114,326,934
3,194 Albemarle Corp. ............... 519,536
1,907 Alexion Pharmaceuticals, Inc. (a) .... 292,400
178,888 Align Technology, Inc. (a) ......... 93,984,177
5,259 Alliance Data Systems Corp. ...... 355,771
12,924 Ally Financial, Inc. ............. 489,044
33,274 Alphabet, Inc. - Class A (a) ........ 60,803,577
273,265 Alphabet, Inc. - Class C (a) ........ 501,643,491
206,970 Amazon.com, Inc. (a) ............ 663,587,214
4,507 American Express Co. ........... 523,984
280,176 American Tower Corp. REIT ...... 63,700,815
1,782 Ameriprise Financial, Inc. ........ 352,604
2,182 AmerisourceBergen Corp. ........ 227,364
1,526,537 AMETEK, Inc. ................ 172,895,581
335,298 Amgen, Inc. .................. 80,950,996
1,910 Analog Devices, Inc. ............ 281,400
994 ANSYS, Inc. (a) ................ 352,244
214,764 Anthem, Inc. .................. 63,780,613
1,037 Aon Plc - Class A ............... 210,615
5,968,712 Apple, Inc. ................... 787,631,236
6,034 Applied Materials, Inc. ........... 583,367
5,065 ASGN, Inc. (a) ................. 419,939
2,880 Aspen Technology, Inc. (a) ........ 385,632
31,103 AT&T, Inc. ................... 890,479
369,732 Autodesk, Inc. (a) ............... 102,574,749
364,707 Automatic Data Processing, Inc. .... 60,220,420
199 AutoZone, Inc. (a) .............. 222,556
1,793 Avery Dennison Corp. ........... 270,510
11,274,353 Bank of America Corp. .......... 334,284,566
10,722 Bank OZK ................... 398,430
Shares Value
UNITED STATES (continued)
4,029 Baxter International, Inc. ......... $ 309,548
5,320 Berkshire Hathaway, Inc. - Class B (a) 1,212,268
903 Biogen, Inc. (a) ................. 255,197
458 Bio-Rad Laboratories, Inc. - Class A (a) 262,787
1,008 Bio-Techne Corp. .............. 327,509
3,816 Blackbaud, Inc. ................ 253,726
3,395,200 Blackstone Group, Inc. (The) - Class A 228,123,488
94,593 Bluebird Bio, Inc. (a) ............ 4,214,118
268 Booking Holdings, Inc. (a) ........ 521,080
7,312 BorgWarner, Inc. ............... 307,031
12,950 Boyd Gaming Corp. ............ 584,822
2,119,177 Bristol-Myers Squibb Co. ......... 130,181,043
165,153 Broadcom, Inc. ................ 74,401,426
1,882 Broadridge Financial Solutions, Inc. . 265,945
3,101 Brown-Forman Corp. - Class B .... 222,249
115 Cable One, Inc. ................ 230,000
9,440 Cabot Oil & Gas Corp. .......... 173,035
699,404 Cadence Design Systems, Inc. (a) ... 91,195,288
3,702 California Water Service Group .... 202,277
3,853 Cardinal Health, Inc. ............ 207,022
2,777 Caterpillar, Inc. ................ 507,747
5,536 CDK Global, Inc. .............. 276,246
4,157 Cerner Corp. .................. 333,017
7,509 Charles Schwab Corp. (The) ...... 387,014
728 Charter Communications, Inc. - Class
A (a) .................... 442,304
439 Chemed Corp. ................ 227,358
3,015,045 Chevron Corp. ................ 256,881,834
2,691 Church & Dwight Co., Inc. ....... 227,201
2,003 Cigna Corp. .................. 434,751
14,768 Cinemark Holdings, Inc. ......... 298,904
22,407 Cisco Systems, Inc. ............. 998,904
15,029 Citigroup, Inc. ................ 871,532
14,433 Citizens Financial Group, Inc. ..... 525,939
2,166 Citrix Systems, Inc. ............. 288,749
1,390 Clorox Co. (The) ............... 291,149
1,978,275 Coca-Cola Co. (The) ............ 95,253,941
4,924 Cognizant Technology Solutions Corp.
- Class A ................. 383,826
8,519 Colfax Corp. (a) ................ 316,225
4,577 Colgate-Palmolive Co. ........... 357,006
2,500,847 Comcast Corp. - Class A ......... 123,966,986
7,959 Comerica, Inc. ................ 455,255
4,877 CommVault Systems, Inc. (a) ...... 306,178
5,627 ConocoPhillips ................ 225,249
5,372 CoreLogic, Inc. ................ 404,458
324,958 Corteva, Inc. .................. 12,952,826
347,907 Costco Wholesale Corp. ......... 122,612,864
1,952 Crown Castle International Corp.
REIT ................... 310,876
6,238 CSX Corp. ................... 534,940
1,315 Cummins, Inc. ................ 308,262
5,855 CVS Health Corp. .............. 419,511

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
UNITED STATES (continued)
511,073 Danaher Corp. ................ $ 121,553,602
248,915 Deere & Co. .................. 71,886,652
188,101 DexCom, Inc. (a) ............... 70,509,660
2,483 Digital Realty Trust, Inc. REIT .... 357,428
1,086 Dollar General Corp. ............ 211,346
481,600 Dollar Tree, Inc. (a) ............. 48,959,456
545 Domino's Pizza, Inc. ............ 202,064
8,903 Domtar Corp. ................. 266,823
238,195 DoorDash, Inc. - Class A (a) ....... 46,035,948
12,132 East West Bancorp, Inc. .......... 727,192
538,832 Eaton Corp. Plc ................ 63,420,526
9,060 eBay, Inc. .................... 511,981
1,416 Ecolab, Inc. ................... 289,586
847,121 Edwards Lifesciences Corp. (a) ..... 69,955,252
2,237 Electronic Arts, Inc. ............. 320,338
4,019 Eli Lilly & Co. ................ 835,831
2,733 Encompass Health Corp. ......... 219,733
3,727 Entegris, Inc. .................. 366,700
3,426 Envestnet, Inc. (a) .............. 262,877
4,777 EOG Resources, Inc. ............ 243,436
93,544 EPAM Systems, Inc. (a) .......... 32,219,360
9,188 Equity Commonwealth REIT ..... 261,950
3,112 Equity LifeStyle Properties, Inc. REIT 189,334
2,247 Euronet Worldwide, Inc. (a) ....... 280,785
2,110 Extra Space Storage, Inc. REIT .... 240,097
12,212 Exxon Mobil Corp. ............. 547,586
1,371,153 Facebook, Inc. - Class A (a) ........ 354,209,954
1,228 Fair Isaac Corp. (a) .............. 552,735
5,484 Fastenal Co. .................. 250,016
12,011 Fifth Third Bancorp ............. 347,478
1,102,083 Fiserv, Inc. (a) ................. 113,172,903
1,556 FleetCor Technologies, Inc. (a) ..... 377,719
24,444 Flex Ltd. (a) ................... 431,192
5,736 FLIR Systems, Inc. ............. 298,559
337,763 Fortinet, Inc. (a) ................ 48,891,194
2,404 General Dynamics Corp. ......... 352,619
10,811,900 General Electric Co. ............ 115,471,092
5,006 General Mills, Inc. .............. 290,849
665,271 Genuine Parts Co. .............. 62,455,641
5,894 Gilead Sciences, Inc. ............ 386,646
2,408 Goldman Sachs Group, Inc. (The) .. 652,977
4,192 Graco, Inc. ................... 288,996
2,225 Guidewire Software, Inc. (a) ....... 255,297
26,953 Halliburton Co. ............... 475,181
1,709 HCA Healthcare, Inc. ........... 277,678
11,317 Helmerich & Payne, Inc. ......... 274,777
268,807 Hershey Co. (The) .............. 39,095,290
407,177 Home Depot, Inc. (The) ......... 110,271,675
634,923 Honeywell International, Inc. ...... 124,044,907
4,290 Hormel Foods Corp. ............ 201,029
16,850 HP, Inc. ..................... 410,129
728 Humana, Inc. ................. 278,904
741 IDEXX Laboratories, Inc. (a) ...... 354,702
Shares Value
UNITED STATES (continued)
521,395 Illinois Tool Works, Inc. .......... $ 101,260,123
185,888 Illumina, Inc. (a) ............... 79,270,079
4,022 Integra LifeScience Holdings Corp. (a) 265,613
20,276 Intel Corp. ................... 1,125,521
2,185 Intercontinental Exchange, Inc. .... 241,115
4,213 InterDigital, Inc. ............... 270,517
6,390 International Business Machines Corp. 761,113
2,250 Intuit, Inc. ................... 812,768
85,688 Intuitive Surgical, Inc. (a) ......... 64,063,776
386,934 iRhythm Technologies, Inc. (a) ..... 65,167,424
1,156 Jack Henry & Associates, Inc. ..... 167,377
10,750 Johnson & Johnson ............. 1,753,648
6,678 Johnson Controls International plc .. 332,698
1,828 Jones Lang LaSalle, Inc. (a) ........ 267,272
3,223,390 JPMorgan Chase & Co. .......... 414,753,591
528,253 Kansas City Southern ........... 107,061,036
8,899 Kennametal, Inc. ............... 337,094
815,350 Keysight Technologies, Inc. (a) ..... 115,445,406
2,295 Kimberly-Clark Corp. ........... 303,170
13,196 Kinder Morgan, Inc. ............ 185,800
516,336 KLA Corp. ................... 144,610,224
6,188 Kroger Co. (The) ............... 213,486
1,566 L3Harris Technologies, Inc. ....... 268,585
170,279 Lam Research Corp. ............ 82,406,522
1,375 Lancaster Colony Corp. .......... 240,048
2,035 Leidos Holdings, Inc. ............ 215,832
4,605 Lennar Corp. - Class A .......... 382,906
1,490 LHC Group, Inc. (a) ............ 296,838
7,843 Liberty Media Corp-Liberty Formula
One - Class C (a) ........... 315,524
6,662 Lincoln National Corp. .......... 303,054
242,553 Lockheed Martin Corp. .......... 78,058,406
789,667 Lowe's Cos, Inc. ............... 131,755,939
3,615 LPL Financial Holdings, Inc. ...... 391,649
3,371 Manhattan Associates, Inc. (a) ...... 381,698
2,492 Marriott Vacations Worldwide Corp. 305,918
7,546 Marvell Technology Group Ltd. .... 388,317
4,908 Masco Corp. .................. 266,553
977 Masimo Corp. (a) ............... 250,034
420,044 Mastercard, Inc. - Class A ........ 132,855,717
3,931 Maxim Integrated Products, Inc. ... 344,788
267,714 McDonald's Corp. .............. 55,641,678
1,393 McKesson Corp. ............... 243,037
1,028,740 Merck & Co., Inc. .............. 79,284,992
336 Mettler-Toledo International, Inc. (a) 392,482
2,699 Microchip Technology, Inc. ....... 367,361
5,097 Micron Technology, Inc. (a) ....... 398,942
2,863,397 Microsoft Corp. ............... 664,193,568
2,427 Mohawk Industries, Inc. (a) ....... 348,517
1,157 Molina Healthcare, Inc. (a) ........ 247,147
8,907 Mondelez International, Inc. - Class A 493,804
1,056 Monolithic Power Systems, Inc. .... 375,186
3,536 Monster Beverage Corp. (a) ........ 307,031

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Shares Value
UNITED STATES (continued)
2,765 Moody's Corp. ................ $ 736,209
12,167 Morgan Stanley ................ 815,797
473,525 Motorola Solutions, Inc. ......... 79,339,114
903 MSCI, Inc. ................... 356,956
26,425 Navient Corp. ................. 297,413
10,245 NCR Corp. (a) ................. 341,773
4,662 NetApp, Inc. .................. 309,743
207,117 Netflix, Inc. (a) ................. 110,267,020
6,826 Newmont Corp. ............... 406,830
4,359 NextEra Energy Partners LP ....... 355,259
3,019,200 NextEra Energy, Inc. ............ 244,162,704
861,091 NIKE, Inc. - Class B ............ 115,033,147
2,618 Norfolk Southern Corp. .......... 619,471
147,982 Northrop Grumman Corp. ....... 42,413,121
9,728 NortonLifeLock, Inc. ............ 204,969
2,448 Novanta Inc. (a) ................ 305,804
10,435 Nuance Communications, Inc. (a) ... 475,210
108,508 NVIDIA Corp. ................ 56,379,672
228,458 Okta, Inc. (a) .................. 59,172,907
14,221 ON Semiconductor Corp. (a) ...... 490,482
12,332 Oracle Corp. .................. 745,223
533 O'Reilly Automotive, Inc. (a) ...... 226,776
2,908 PACCAR, Inc. ................ 265,268
2,956 Paychex, Inc. .................. 258,118
318,100 PayPal Holdings, Inc. (a) .......... 74,534,011
14,088 Penn National Gaming, Inc. (a) .... 1,461,207
782,307 PepsiCo, Inc. .................. 106,839,667
21,837 Pfizer, Inc. .................... 783,948
7,218 Philip Morris International, Inc. .... 574,914
3,340 Phillips 66 .................... 226,452
716,405 Pinnacle West Capital Corp. ...... 53,909,476
2,563 Pioneer Natural Resources Co. ..... 309,867
2,196 PRA Health Sciences, Inc. (a) ...... 270,635
5,957 Premier, Inc. - Class A ........... 201,764
1,396,103 Procter & Gamble Co. (The) ...... 178,994,366
5,189 Progress Software Corp. .......... 208,494
2,945 Prologis, Inc. REIT ............. 303,924
1,003,495 Prudential Financial, Inc. ......... 78,553,589
3,344 PTC, Inc. (a) .................. 444,451
1,530 Public Storage REIT ............ 348,259
4,357 PVH Corp. ................... 371,478
4,953 QUALCOMM, Inc. ............ 774,055
529,694 Quest Diagnostics, Inc. .......... 68,409,980
4,975 Raytheon Technologies Corp. ...... 331,982
3,263 RealPage, Inc. (a) ............... 282,478
491 Regeneron Pharmaceuticals, Inc. (a) . 247,385
1,271 ResMed, Inc. .................. 256,195
7,546 Rollins, Inc. .................. 271,807
898 Roper Technologies, Inc. ......... 352,833
1,733,885 Ross Stores, Inc. ............... 192,964,062
2,480 Saia, Inc. (a) ................... 438,340
631 SBA Communications Corp. REIT . 169,531
12,848 Schlumberger NV .............. 285,354
Shares Value
UNITED STATES (continued)
2,430 Science Applications International
Corp. ................... $ 233,353
3,815 Seagate Technology Plc .......... 252,248
130,358 Sherwin-Williams Co. (The) ....... 90,181,664
578,700 Simon Property Group, Inc. REIT .. 53,778,591
12,535 Six Flags Entertainment Corp. ..... 428,697
2,059 Skyworks Solutions, Inc. ......... 348,486
123,053 Snowflake, Inc. - Class A (a) ....... 33,525,790
5,135 Spectrum Brands Holdings, Inc. .... 388,052
5,205 SS&C Technologies Holdings, Inc. .. 327,290
523,488 Starbucks Corp. ................ 50,678,873
6,127 State Street Corp. .............. 428,890
4,010 Stericycle, Inc. (a) ............... 262,575
1,131 SVB Financial Group (a) .......... 495,129
12,665 Synchrony Financial ............ 426,177
1,870 Synopsys, Inc. (a) ............... 477,692
1,579 Take-Two Interactive Software, Inc. (a) 316,511
2,559 Target Corp. .................. 463,614
3,032 Teradyne, Inc. ................. 344,071
777,692 Texas Instruments, Inc. .......... 128,855,787
7,207 Textron, Inc. .................. 326,189
384,552 Thermo Fisher Scientific, Inc. ...... 196,006,154
5,512 Timken Co. (The) .............. 417,038
2,127 Tractor Supply Co. ............. 301,481
7,551 Trimble, Inc. (a) ................ 497,686
4,231 TriNet Group, Inc. (a) ........... 313,559
2,359,158 Truist Financial Corp. ........... 113,192,401
149,590 Twilio, Inc. - Class A (a) .......... 53,767,134
653 Tyler Technologies, Inc. (a) ........ 276,082
3,165 Tyson Foods, Inc. - Class A ....... 203,541
1,423,931 Uber Technologies, Inc. (a) ........ 72,520,806
5,131 UFP Industries, Inc. ............ 276,766
923 Ulta Beauty, Inc. (a) ............. 258,218
542,952 Union Pacific Corp. ............. 107,216,731
1,884 United Rentals, Inc. (a) ........... 457,831
1,900 United Therapeutics Corp. (a) ...... 311,258
521,065 UnitedHealth Group, Inc. ........ 173,816,863
1,206 Vail Resorts, Inc. ............... 320,748
3,890 Valero Energy Corp. ............ 219,513
945 VeriSign, Inc. (a) ............... 183,396
1,289 Verisk Analytics, Inc. ............ 236,531
2,678,974 Verizon Communications, Inc. ..... 146,673,826
15,073 Viatris, Inc. (a) ................. 256,090
1,308,035 Visa, Inc. - A Shares ............. 252,777,764
11,252 Vistra Corp. .................. 224,702
1,448 VMware, Inc. - Class A (a) ........ 199,607
4,419 Walgreens Boots Alliance, Inc. ..... 222,055
803,533 Walmart, Inc. ................. 112,888,351
305,502 Waste Management, Inc. ......... 34,008,483
982 Waters Corp. (a) ................ 259,906
1,150 WD-40 Co. .................. 350,071
18,018 Wells Fargo & Co. .............. 538,378
8,163 WESCO International, Inc. (a) ..... 621,286

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
The following abbreviations are used in the report:
h
Shares Value
UNITED STATES (continued)
1,156 West Pharmaceutical Services, Inc. .. $ 346,210
6,401 Westrock Co. ................. 265,193
3,744 WEX, Inc. (a) ................. 706,118
9,863 Weyerhaeuser Co. REIT ......... 307,627
380,014 Workday, Inc. - Class A (a) ........ 86,464,585
4,976 WR Grace & Co. .............. 288,708
701 WW Grainger, Inc. ............. 255,437
2,374 Yum! Brands, Inc. .............. 240,937
956 Zebra Technologies Corp. - Class A (a) 370,765
125,813 Zoom Video Communications, Inc. -
Class A (a) ................ 46,811,243
11,715,846,178
VIETNAM — 0 .0%
5,598,800 Vincom Retail JSC (a) ........... 7,745,185
Total Common Stocks
(Cost $12,414,801,440)
18,291,420,706
PREFERRED STOCKS — 0.0%
SOUTH KOREA — 0 .0%
7,697 Samsung Electronics Co Ltd. -
Preference Shares ........... 501,978
2,403 Samsung Electronics Co. Ltd. - GDR 3,925,874
Total Preferred Stocks
(Cost $1,439,041)
4,427,852
EXCHANGE-TRADED FUNDS — 6.8%
2,444,400 Energy Select Sector SPDR Fund ... 96,113,808
3,737,000 Financial Select Sector SPDR Fund . 108,186,150
739,190 Health Care Select Sector SPDR Fund 85,029,026
1,385,700 iShares China Large-Cap ETF ..... 68,398,152
270,000 iShares Core S&P 500 ETF ....... 100,310,400
659,429 iShares MSCI ACWI ETF ........ 59,638,759
1,140,895 iShares MSCI China ETF ........ 99,851,130
1,983,469 iShares MSCI Emerging Markets ETF 105,738,732
4,074,252 iShares MSCI Europe Financials ETF 68,528,919
1,514,000 iShares MSCI Japan ETF ......... 101,422,860
561,800 iShares MSCI South Korea ETF .... 49,494,580
975,385 Materials Select Sector SPDR Fund . 68,901,196
1,477,755 SPDR S&P Oil & Gas Exploration &
Production ETF ............ 95,049,202
2,793,250 VanEck Vectors Gold Miners ETF .. 96,395,057
294,500 Vanguard S&P 500 ETF ......... 100,183,010
1,204,020 Xtrackers Harvest CSI 300 China
A-Shares ETF ............. 49,774,187
Total Exchange-Traded Funds
(Cost $1,220,108,282)
1,353,015,168
Principal
Amount Value
U.S. GOVERNMENT SECURITIES — 0.9%
U.S. Treasury Bills — 0 .9%
$ 80,000,000 0 .07% ,
02/18/21
(c) (d) ........... $ 79,998,394
60,000,000 0 .08% ,
03/04/21
(c) (d) ........... 59,997,159
50,000,000 0 .06% ,
03/11/21
(c) (d) ........... 49,997,493
Total U.S. Government Securities
(Cost $189,989,808)
189,993,046
Shares
INVESTMENT COMPANY — 0.9%
175,272,800 Federated Government Obligations
Fund , 0 .01% (e) ............ 175,272,800
Total Investment Company
(Cost $175,272,800)
175,272,800
TOTAL INVESTMENTS — 100.1%
(Cost $14,001,611,371)
$ 20,014,129,572
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.1)%
(17,880,424)
NET ASSETS — 100.0%
$ 19,996,249,148
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Zero coupon bond. The rate represents the yield at time of purchase.
(d) The rate represents the annualized yield at time of purchase.
(e) The rate shown represents the current yield as of January 31, 2021.
ACWI — All Country World Index
ADR — American Depositary Receipt
CDI — Chess Depositary Interests
ETF — Exchange -Traded Fund
FOR — Foreign Ownership Restrictions
GDR — Global Depositary Receipt
MSCI — Morgan Stanley Capital International Index
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Country (Unaudited)
Country:
Percentage
of Net Assets
Argentina ................................... 1 .2%
Australia .................................... 0 .5
Belgium .................................... 0 .0 *
Brazil ...................................... 0 .8
Canada ..................................... 0 .6
Chile ...................................... 0 .0 *

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Country:
Percentage
of Net Assets
China ...................................... 7 .4%
Colombia ................................... 0 .0 *
Czech Republic ............................... 0 .0 *
Denmark ................................... 0 .0 *
Egypt ...................................... 0 .0 *
Finland ..................................... 0 .0 *
France ...................................... 1 .3
Georgia ..................................... 0 .0 *
Germany .................................... 1 .3
Hong Kong .................................. 1 .1
India ....................................... 3 .5
Indonesia ................................... 0 .3
Ireland ..................................... 1 .3
Isle of Man .................................. 0 .5
Israel ....................................... 0 .0 *
Italy ....................................... 0 .0 *
Japan ...................................... 1 .9
Kazakhstan .................................. 0 .1
Kenya ...................................... 0 .1
Luxembourg ................................. 0 .0 *
Macau ...................................... 0 .1
Malaysia .................................... 0 .0 *
Mexico ..................................... 0 .2
Netherlands .................................. 2 .3
Norway ..................................... 0 .0 *
Panama ..................................... 0 .0 *
Peru ....................................... 0 .0 *
Poland ..................................... 0 .1
Portugal .................................... 0 .0 *
Qatar ...................................... 0 .0 *
Russia ...................................... 0 .6
Singapore ................................... 1 .5
South Africa ................................. 0 .1
South Korea ................................. 1 .8
Spain ...................................... 0 .0 *
Sweden ..................................... 0 .1
Switzerland .................................. 0 .7
Taiwan ..................................... 1 .7
Thailand .................................... 0 .5
Turkey ..................................... 0 .0 *
United Arab Emirates .......................... 0 .0 *
United Kingdom .............................. 1 .3
United States ................................. 58 .6
Vietnam .................................... 0 .0 *
Other ** ..................................... 8 .5
100 .0%
*
Represents less than 0.01% of net assets.
** Includes cash and equivalents, exchange traded funds, U.S.
Government Securities, investment company, pending trades and
Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.